Unaudited Condensed Interim Consolidated Statement of Shareholders' Equity (Deficiency) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Foreign currency translation, tax amount	$ 0	$ 0	$ 0	$ 0